Repurchase of shares	12 Months Ended
Dec. 31, 2018
Repurchase of shares [Abstract]
Repurchase of shares
17.	Repurchase of shares

The following table is a summary of the shares repurchased by the Company in 2016 and 2017 under the Second Repurchase Program. No shares were repurchased in 2017 except during the months indicated and all shares were purchased through privately negotiated transactions as a mean of exercising share options from Xunlei’s employees and publicly purchasing from the open market pursuant to the Repurchase Program, no shares were repurchased in 2018 (Note b):

Period	Total Number of ADSs Purchased as Part of the Publicly Announced Plan	Average Price Paid Per ADS

March 15 – March 30	408,985	6.22
April 1– April 14	457,900	6.61
May 2 – May 31	449,696	6.28
June 9 – June 30	111,459	5.24
July 1 – July 29	555,357	5.33
August 1 – August 30	229,695	5.83
September 6 – September 30	15,467	5.33
October 13 - October 27	31,400	5.11
November 18 – November 30	21,229	4.61
December 2 – December 30	173,312	4.02
Total for the year ended December 31, 2016	2,454,500

January 13	994	4.34
February 10	5,553	3.75
March 7 – March 31	86,523	3.86
Total for the year ended December 31, 2017	93,070

Note a
In January 2016, the board of directors of the Company authorized a share repurchase program (“Second Repurchase Program”), whereby the Company may repurchase up to USD20 million of common shares or ADSs from January 27, 2016 for twelve months through the same means as the Repurchase Program publicly announced on December 22, 2014. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by management, including through Rule 10b5-1 share repurchase plans.

Note b
During the years ended December 31, 2016, 2017 and 2018, 2,454,500, 93,070 and nil ADSs were purchased at an aggregate consideration of USD 14,319,000, USD 358,820 and nil under the Repurchase Program. Due to the expiration of the Repurchase Program, the remaining unused amount of approximately USD 5.3 million was no longer available for repurchase after December 31, 2018.